Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information
Quarterly Financial Information

20. Quarterly Financial Information (Unaudited)

        The following is a summary of the Company's selected quarterly financial information for the years ended December 31, 2013 and 2012:

	Year ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Revenue	$296.4	$301.4	$297.4	$304.5
Income from operations	$30.7	$35.4	$39.0	$36.8
Net loss	$(35.1)	$(78.9)	$(18.8)	$(28.4)

	Year ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions)
Revenue	$164.8	$169.4	$277.2	$299.0
Income from operations	$19.0	$10.2	$17.3	$39.2
Net income (loss)	$3.6	$(4.9)	$(85.7)	$(24.5)